Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,070,160
Total Fee Amount	82,869.69
Total Offset Amount	0
Net Fee	$ 82,869.69
Offset Table N/A	N/A